Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of components of lease expense
	For the Years Ended December 31,
	2020	2019
Operating lease Cost:
Amortization of right-of-use assets	$4,319,670	$3,471,796
Interest on lease liabilities	213,342	501,918
Total operating lease cost	$4,533,012	$3,973,714

Short term operating lease cost	$1,605,903	$1,033,398

Schedule of supplemental cash flow information related lease
	For the Years Ended December 31,
	2020	2019
Cash Flows from Operating Activities
Cash paid for amounts in the measurement of operating lease liabilities:
Operating cash flows for operating leases	$4,478,584	$3,558,887

Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$7,069,165	$5,496,939

Schedule of balance sheet information related to leases
	For the Years Ended December 31,
	2020	2019
Operating lease right-of-use assets	$12,265,679	$9,827,114
Operating lease right-of-use assets, related party	341,078	172,121
Total Operating lease right-of-use assets	$12,606,757	$9,999,235

Operating lease liabilities-current	$5,678,812	$3,797,069
Operating lease liability - related party, current	165,734	163,995
Operating lease liabilities, non-current	7,461,337	6,068,702
Operating lease liability - related party, non-current	175,002	-
Total operating lease liabilities	$13,480,885	$10,029,766
	For the Years Ended December 31,
	2020	2019
Weighted-average remaining lease term (years)
Operating leases	3.18 years	2.79 years

Weighted-average discount rate
Operating leases	5.22%	5.22%

Schedule of maturity of our operating lease liabilities
2021	$6,320,628
2022	4,218,071
2023	2,842,324
2024	531,911
2025	369,663
Thereafter	102,479
Total	14,385,076
Less imputed interest	904,191
Total lease liabilities	$13,480,885